Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 16:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believe that all of the transactions described below met this policy standard at the time they occurred.

Fortissimo Capital Fund II (GP), L.P (“Fortissimo”)

Fortissimo is the controlling shareholder of the Company as of December 31, 2016. Pursuant to a management fee agreement between the Company and Fortissimo, the Company was required to pay Fortissimo an annual fee of $120 plus an amount equal to 5% of the Company’s net income, as defined in the management services agreement, up to a maximum of $250 per year. During the years ended December 31, 2014 and 2015 the Company recorded an expense of $160 and $30, respectively, in respect of payments to Fortissimo.

In March 2015 the Company and Fortissimo agreed to terminate the management service agreement upon the consummation of an IPO. Under the agreement the Company agreed to pay Fortissimo a one-time payment of $750.